Equity Capital Structure, Series A Preferred Shares Amendment and Accumulated Dividends Settlement (Details)				2 Months Ended	12 Months Ended			21 Months Ended
	Dec. 08, 2021 USD ($) $ / shares shares	Oct. 17, 2019 USD ($) shares	Sep. 22, 2017 shares	Sep. 09, 2019 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Jun. 21, 2021 shares	Jun. 30, 2019 USD ($)	Oct. 10, 2019 $ / shares	Oct. 09, 2019 $ / shares
Preferred Shares [Abstract]
Fair value of common shares issued in connection with the Series A Dividends Settlement Agreement		$ 967,800
Series A Preferred Shares dividend waived							$ 3,379,589
Gain on extinguishment of Series A Preferred Shares					$ 0	$ 0	112,637
Redemption of Series A Preferred Shares					14,400,000
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Cumulative dividend in arrears									$ 4,300,000
Issuance of common stock (in shares) | shares			480,000
Default dividend payment rate multiplier										1.30
Fixed default dividend payment rate multiplier										1.30
Redemption price in cash (in dollars per share) | $ / shares										$ 30
Cashless redemption price (in dollars per share) | $ / shares										25
Liquidation preference per share (in dollars per share) | $ / shares	$ 30									$ 30	$ 25
Gain on extinguishment of Series A Preferred Shares							$ 112,637
Discount rate used to measure non-recurring fair value							16.60%
Shares redeemed (in shares) | shares	480,000
Redemption of Series A Preferred Shares	$ 14,400,000
Accumulated, due or overdue dividends					$ 0	$ 0
Common Shares [Member]
Preferred Shares [Abstract]
Issuance of common stock (in shares) | shares		30,000	240,000	61,811	4,654,240		61,811	0
Retained Earnings [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived							$ 1,819,575
Redemption of Series A Preferred Shares					$ 11,772,157
Additional Paid-in Capital [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived							$ 1,560,014
Redemption of Series A Preferred Shares					$ 2,627,363